Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Segment Profit or Loss, and Assets

The segment information provided to the chief operating decision maker for the reportable segments is as follows:

	Year ended December 31, 2023
	TNL Group (Note 1)	MG Group (Note 3)	Total

Segment revenue	$20,708,223	$15,130,557	$35,838,780
Inter-segment revenue	-	-	-
Revenue from external customers	$20,708,223	$15,130,557	$35,838,780
Cost of revenue	$(12,515,830)	$(10,671,566)	$(23,187,396)
Operating profit (loss)	$(7,331,667)	$(63,944)	$(7,395,611)
Depreciation and Amortization	$(1,646,899)	$(1,188,658)	$(2,835,557)
Impairment loss	$-	$(298,424)	$(298,424)
Interest income	$18,131	$1,209	$19,340
Interest expense	$(239,216)	$(59,742)	$(298,958)
Purchase of property, plant and equipment	$76,767	$23,330	$100,097
Segment assets	$53,508,676	$66,107,591	$119,616,267

	Year ended December 31, 2024
	TNL Group (Note 2)	MG Group (Note 3)	Total

Segment revenue	$24,636,622	$23,868,682	$48,505,304
Inter-segment revenue	-	(11,407)	(11,407)
Revenue from external customers	$24,636,622	$23,857,275	$48,493,897
Cost of revenue	$(14,001,472)	$(16,753,868)	$(30,755,340)
Operating profit (loss)	$(51,174,681)	$(25,169,521)	$(76,344,202)
Depreciation and Amortization	$(1,609,824)	$(1,630,744)	$(3,240,568)
Impairment loss	$(3,500,910)	$(25,525,140)	$(29,026,050)
Listing expenses	$(38,160,746)	-	$(38,160,746)
Interest income	$20,695	$1,078	$21,773
Interest expense	$(8,063,217)	$(104,655)	$(8,167,872)
Purchase of property, plant and equipment	$60,419	$21,540	$81,959
Segment assets	$53,627,184	$39,287,893	$92,915,077
	Year ended December 31, 2025
	TNL Group (Note 2,4)		MG Group (Note 3)	Total

Segment revenue		$20,863,241	$24,401,864	$45,265,105
Inter-segment revenue		(16,484)	(228,051)	(244,535)
Revenue from external customers		$20,846,757	$24,173,813	$45,020,570
Cost of revenue		$(12,276,965)	$(18,764,548)	$(31,041,513)
Operating loss		$(3,824,677)	$(41,060,968)	$(44,885,645)
Depreciation and Amortization		$(1,581,986)	$(1,712,991)	$(3,294,977)
Impairment loss	$	(-)	$(39,211,519)	$(39,211,519)
Interest income		$15,796	$2,474	$18,270
Interest expense		$(603,454)	$(66,386)	$(669,840)
Purchase of property, plant and equipment		$91,139	$38,729	$129,868
Segment assets		$22,307,125	$26,712,245	$49,019,370

Note 1:	TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd. and TNL MG.

Note 2:	TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd., Green Quest holding Inc., Dragon Marketing Inc. and Bule Ocean Acquisition Corp.

Note 3:	The Company acquired 100% of MG Group (including TNL Mediagene Inc., Mediagene Inc. and INFOBAHN Inc.) on May 25, 2023, please refer to Note 32 for details.

Note 4:	From the year ended December 31, 2025, as the scope of management services provided by the Company has been expanded to include the MG Group, the Company has been excluded from the TNL Group from that fiscal year. Accordingly, the accounting treatment has been changed such that the related amounts are adjusted and presented as other corporate items, including (i) Other corporate expenses, (ii) Other corporate interest income, (iii) Other corporate interest expense, and (iv) Other corporate segment assets.

Schedule of Reportable Segments in the Financial Statements	Reconciliations of information on reportable segments to the amounts reported in the financial statements
	Year ended December 31,
	2023	2024	2025

Total operating loss for reportable segments	$(7,395,611)	$(76,344,202)	$(44,885,345)
Other corporate expenses (Note 4)	-	-	(4,698,357)
Consolidated operating loss	$(7,395,611)	$(76,344,202)	$(49,584,002)

	Year ended December 31,
	2023	2024	2025

Total interest income for reportable segments	$19,340	$21,773	$18,270
Other corporate interest income (Note 4)	-	-	287
Consolidated interest income	$19,340	$21,773	$18,557
	Year ended December 31,
	2023	2024	2025

Total interest expense for reportable segments	$(298,958)	$(8,167,872)	$(669,840)
Other corporate interest expense (Note 4)	-	-	(257,782)
Consolidated interest expense	$(298,958)	$(8,167,872)	$(927,622)

	Year ended December 31,
	2023	2024	2025

Total segment assets for reportable segments	$119,616,267	$92,915,077	$49,019,370
Other corporate segment assets (Note 4)	-	-	927,110
Consolidated segment assets	$119,616,267	$92,915,077	$49,946,480

Schedule of Geographical Information

Geographical information for each of the December 31, 2023, 2024 and 2025 is as follows:

	Year ended December 31, 2023		Year ended December 31, 2024		Year ended December 31, 2025
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
Taiwan	$20,683,925	$13,699,720	$24,636,622	$13,338,197	$20,846,757	$12,165,609
Japan	15,154,855	87,968,155	23,857,275	60,602,248	24,173,813	19,455,466
	$35,838,780	$101,667,875	$48,493,897	$73,940,445	$45,020,570	$31,621,075